Subsequent events - Additional information (Detail) - Subsequent event [Member] - JPY (¥) ¥ in Billions		5 Months Ended
	Dec. 18, 2017	Mar. 30, 2018
Subsequent event [Line Items]
Total number of shares authorized for repurchase		70,000,000
Total value of shares authorized for repurchase		¥ 50
Total number of shares to be cancelled	179,000,000
Percentage of shares to be cancelled	4.70%